Document and Entity Information	9 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Stevia Corp
Document Type	S-1
Document Period End Date	May 21, 2013
Amendment Flag	false
Entity Central Index Key	0001439813
Entity Filer Category	Smaller Reporting Company